Basic and Diluted Net Income (Loss) Per Share - Summary of Basic And Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) attributable to common stockholders—Basic	$ 42,090	$ (30,302)
Net income (loss) attributable to common stockholders—Diluted	$ 42,090	$ (30,302)
Denominator:
Weighted-average common shares outstanding—Basic (in shares)	101,221,781	62,544,933
Weighted-average common shares outstanding—Diluted (in shares)	106,237,754	62,544,933
Net income (loss per share)—Basic (in dollars per share)	$ 0.42	$ (0.48)
Net income (loss per share)—Diluted (in dollars per share)	$ 0.40	$ (0.48)
Options to purchase common stock
Denominator:
Dilutive share based payment arrangements (in shares)	4,954,919	0
RSU awards
Denominator:
Dilutive share based payment arrangements (in shares)	61,054	0